Restricted cash	3 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash
3. Restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated statement of cash flows as of March 31, 2022, and December 31, 2021:

(In thousands)	March 31, 2022	December 31, 2021
Cash and cash equivalents	$28,654	$5,376
Restricted cash included in prepaid expenses and other current assets	2,060	—

Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$30,714	$5,376
As of March 31, 2022, restricted cash included cash used as collateral for our credit card program.